S000034126 [Member] Investment Objectives and Goals - TCW METWEST UNCONSTRAINED BOND FUND	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	TCW MetWest Unconstrained Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Unconstrained Bond Fund seeks to provide investors with positive long-term returns irrespective of general securities market conditions.